Schedule of Investments (unaudited)	iShares® Asia 50 ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 37.7%
Alibaba Group Holding Ltd.(a)	10,470,100	$108,991,934
ANTA Sports Products Ltd.	841,600	8,648,217
Baidu Inc.(a)	1,538,050	26,232,622
Bank of China Ltd., Class H	52,757,000	21,181,531
BYD Co. Ltd., Class H	588,000	18,854,007
China Construction Bank Corp., Class H	66,764,960	43,225,191
China Merchants Bank Co. Ltd., Class H	2,233,500	10,187,192
Industrial & Commercial Bank of China Ltd., Class H	48,256,115	25,788,626
JD.com Inc., Class A	1,661,750	28,340,414
Kuaishou Technology(a)(b)	1,325,300	9,108,988
Li Ning Co. Ltd.	1,583,500	8,551,187
Meituan, Class B(a)(b)	3,233,780	50,708,636
NetEase Inc.	1,241,400	24,044,559
Ping An Insurance Group Co. of China Ltd., Class H	4,189,500	26,757,974
Tencent Holdings Ltd.	4,089,400	173,395,347
Wuxi Biologics Cayman Inc.(a)(b)	2,410,500	11,584,984
Xiaomi Corp., Class B(a)(b)	9,780,800	13,447,945
		609,049,354
Hong Kong — 9.7%
AIA Group Ltd.	7,866,800	79,899,126
CK Hutchison Holdings Ltd.	1,821,648	11,118,140
Hong Kong Exchanges & Clearing Ltd.	794,200	30,091,452
Link REIT	1,737,660	9,673,767
Sun Hung Kai Properties Ltd.	1,021,500	12,906,252
Techtronic Industries Co. Ltd.	1,239,000	13,549,212
		157,237,949
Singapore — 4.7%
DBS Group Holdings Ltd.	1,237,700	28,903,720
Oversea-Chinese Banking Corp. Ltd.	2,738,274	24,910,047
United Overseas Bank Ltd.	1,041,900	21,620,719
		75,434,486
South Korea — 22.4%
Celltrion Inc.	72,246	8,432,597
Hyundai Motor Co.	94,432	14,853,619
Kakao Corp.	212,561	7,983,775
KB Financial Group Inc.(a)	256,523	9,310,419
Kia Corp.	180,943	12,188,504
LG Chem Ltd.	32,096	16,338,846
LG Energy Solution(a)	28,483	12,008,203
NAVER Corp.	100,958	14,132,591
POSCO Holdings Inc.	49,977	14,790,786
Samsung Electronics Co. Ltd.	3,475,798	191,388,675
Samsung SDI Co. Ltd.	37,202	18,996,620
Shinhan Financial Group Co. Ltd.	341,589	8,830,829
SK Hynix Inc.	365,106	32,079,813
		361,335,277
Taiwan — 23.1%
Cathay Financial Holding Co. Ltd.	6,431,235	8,928,124
Security	Shares	Value

Taiwan (continued)
Chunghwa Telecom Co. Ltd.	2,581,551	$9,668,974
CTBC Financial Holding Co. Ltd.	13,325,359	10,655,877
Delta Electronics Inc.	1,303,000	14,440,271
Formosa Plastics Corp.	2,924,071	8,054,834
Fubon Financial Holding Co. Ltd.	5,358,600	10,489,023
Hon Hai Precision Industry Co. Ltd.	8,176,052	29,725,980
MediaTek Inc.	1,077,112	23,842,780
Nan Ya Plastics Corp.	3,808,510	8,883,866
Taiwan Semiconductor Manufacturing Co. Ltd.	12,816,343	236,760,362
United Microelectronics Corp.	7,861,000	12,351,297
		373,801,388
Total Common Stocks — 97.6%
(Cost: $1,674,083,335)		1,576,858,454

Preferred Stocks

South Korea — 1.8%
Hyundai Motor Co., Series 2, Preference Shares, NVS	24,595	2,054,198
LG Chem Ltd., Preference Shares, NVS	5,182	1,392,122
Samsung Electronics Co. Ltd., Preference Shares, NVS	557,979	25,320,677
		28,766,997
Total Preferred Stocks — 1.8%
(Cost: $24,305,479)		28,766,997
Total Long-Term Investments — 99.4%
(Cost: $1,698,388,814)		1,605,625,451

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(c)(d)(e)	264,308	264,361
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(c)(d)	840,000	840,000
Total Short-Term Securities — 0.0%
(Cost: $1,104,361)		1,104,361
Total Investments — 99.4%
(Cost: $1,699,493,175)		1,606,729,812
Other Assets Less Liabilities — 0.6%		9,060,886
Net Assets — 100.0%		$1,615,790,698

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Asia 50 ETF
June 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$263,379	(a)	$—	$982	$—	$264,361	264,308	$4,957	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	700,000	140,000	(a)	—	—	—	840,000	840,000	16,804		—
					$982	$—	$1,104,361		$21,761		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE Taiwan Index	52	07/28/23	$3,010	$(9,707)
MSCI China Index	183	09/15/23	4,227	(72,085)
MSCI Emerging Markets Index	42	09/15/23	2,096	(22,601)
				$(104,393)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$1,576,858,454	$—	$1,576,858,454
Preferred Stocks	—	28,766,997	—	28,766,997

Schedule of Investments (unaudited) (continued)	iShares® Asia 50 ETF
June 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$1,104,361	$—	$—	$1,104,361
	$1,104,361	$1,605,625,451	$—	$1,606,729,812
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(22,601)	$(81,792)	$—	$(104,393)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

3